CONVERTIBLE DEBENTURES (Details) - The loss on extinguishment of debt (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2014	Jul. 31, 2013	Oct. 31, 2013	Oct. 31, 2012	Dec. 31, 2015
The loss on extinguishment of debt [Abstract]
Face value of debt converted and/or prepaid	$ 1,440,000		$ 1,440,000		$ 325,000		$ 1,765,000
Less: discount			(658,232)		(229,964)
Plus: value of derivative liability	1,670,704		1,670,704		164,811
Net book value of debt converted	2,452,472		2,452,472		259,847
Fair value of Common stock and cash issued			2,935,387		603,364
Loss on extinguishment of debt		$ 343,517	$ 482,915	$ 343,517	$ 343,517